Intangible assets (Tables)	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangibles assets

The Company’s intangibles assets consisted of the following:

	Estimated useful life	March 31, 2016	March 31, 2015
Patents	15 years	$62,847	$26,450
Less: Accumulated amortization		(3,758)	(1,044)
Subtotal		59,089	25,406
Trademarks	—	1,560	1,560
Intangible assets, net		$60,649	$26,966

Schedule of estimated future annual amortization expense

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

March 31,
2017	$4,140
2018	4,140
2019	4,140
2020	4,140
2021	4,140
Thereafter	38,389
$59,089